History, Organization and Business Combination	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
History, Organization and Business Combination
History, Organization and Business Combination
History and Organization. Aspen Insurance Holdings Limited (“Aspen Holdings”) was incorporated on May 23, 2002 as a holding company headquartered in Bermuda. We underwrite specialty insurance and reinsurance on a global basis through our Operating Subsidiaries (as defined below) based in Bermuda, the United States and the United Kingdom: Aspen Insurance UK Limited (“Aspen U.K.”) and Aspen Underwriting Limited (“AUL”) (as corporate member of our Lloyd’s operations, which are managed by Aspen Managing Agency Limited (“AMAL”)), Aspen Bermuda Limited (“Aspen Bermuda”), Aspen Specialty Insurance Company (“Aspen Specialty”) and Aspen American Insurance Company (“AAIC”) (each referred to herein an “Operating Subsidiary” and collectively referred to as the “Operating Subsidiaries”). We also have branches in Australia, Canada, Singapore and Switzerland. We established Aspen Capital Management, Ltd. and other related entities (collectively, “ACM”) to leverage our existing underwriting franchise, increase our operational flexibility in the capital markets and provide investors direct access to our underwriting expertise. References to the “Company,” the “Group,” “we,” “us” or “our” refer to Aspen Holdings or Aspen Holdings and its consolidated subsidiaries.
Business Combination. On February 15, 2019, the Company completed its merger with Highlands Merger Sub, Ltd. (“Merger Sub”), a wholly owned subsidiary of Highlands Holdings, Ltd. (“Parent”). Merger Sub merged with and into the Company (the “Merger”), with the Company continuing as the surviving company and as a wholly owned subsidiary of Parent. Parent, a Bermuda exempted company, is an affiliate of certain investment funds managed by affiliates of Apollo Global Management, Inc., a leading global investment manager (collectively with its subsidiaries, “Apollo”).
As a result of the Merger, all of the Company’s publicly traded ordinary shares were automatically canceled and converted into the right to receive $42.75 in cash, without interest and less any required tax withholdings. The ordinary shares of the Company ceased trading on the New York Stock Exchange (“NYSE”) prior to the opening of trading on February 15, 2019. The Company’s preference shares and depositary shares continue to be listed on the NYSE under the following symbols: AHL PRC, AHL PRD and AHL PRE.
Pursuant to the terms of the Merger Agreement, the memorandum of association and bye-laws of Merger Sub immediately prior to the effective time of the Merger became the memorandum of association and bye-laws, respectively, of the Company at the effective time of the Merger and will remain the memorandum of association (the “Altered Memorandum of Association”) and bye-laws, respectively, of the Company, until changed or amended as provided therein or pursuant to applicable law. The Company’s authorized share capital, as set out in the Altered Memorandum of Association, is 745,434 divided into 70,000,000 ordinary shares of par value $0.01 and 30,000,000 preference shares of par value 0.15144558¢. Immediately prior to the effective time of the Merger, Parent held 60,395,839 of ordinary shares of Merger Sub, par value $0.01. Pursuant to the terms of the Merger Agreement, each common share of Merger Sub issued and outstanding immediately prior to the effective time of the Merger was canceled and converted into and became one duly authorized, validly issued, fully paid and non-assessable ordinary share, par value of $0.01, of the Company, as the surviving company.
Each of the Company’s issued and outstanding 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares and 5.625% Perpetual Non-Cumulative Preference Shares (collectively, the “Preference Shares”) remained issued and outstanding following the Merger, listed on the NYSE and entitled to the same dividend and all other preferences, privileges, rights, qualifications, limitations and restrictions set forth in the applicable certificate of designation.
Additional information about the Merger is set forth in the Company’s Current Report on Form 8-K filed with the United States Securities and Exchange Commission (the “SEC”) on February 15, 2019 and the exhibits thereto, and on August 28, 2018 and the exhibits thereto, including the Merger Agreement, and the Company’s definitive proxy statement on Schedule 14A filed with the SEC on November 6, 2018.